Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options
The following table illustrates the number of Series A shares and weighted average exercise prices (“WAEP”) of, and movements in, share options during the year:

	Consolidated-Successor for the year ended December 31, 2019		Consolidated-Successor for the period from April 4,2018 through December 31, 2018
	Number of rights to buy	WAEP	Number of rights to buy	WAEP
Outstanding as of beginning of the year	1,330,541	10.0	—	—
Granted during the year	2,704,003	6.7	1,330,541	10.0
Paid during the year	(40,540)	10.0	—	—
At the end of the year	3,994,004	7.8	1,330,541	10.0

Summary of valuation assumptions of stock option plan
The following table list the inputs to the models used for the plan for the periods/years:

	Consolidated-Successor for the year ended December 31, 2019	Consolidated-Successor for the period from April 4, 2018 through December 31, 2018
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	40%	40%
Risk–free interest rate (%)	2.5%	1.5%
Expected life of share options (years)	5	5
Weighted average exercise price (US)	6.7	10.0
Model used	Black-Scholes-Merton	Black-Scholes-Merton

Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock
The following table illustrates the number and WAEP of, and movements share during the successor period:

	Consolidated-Successor for the year ended December 31, 2019		Consolidated-Successor for the period from April 4, 2018 through December 31, 2018
	Number of Series A shares	WAEP	Number of Series A shares	WAEP
Outstanding as of beginning of year	854,750	10.0	—	—
Granted during the period/year	1,356,762	6.7	854,750	10.0
Paid during the year	(4,500)	10.0	—	—
At the end of the year	2,207,012	7.8	854,750	10.0